Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of trade and other payables
	Year ended December 31,
Group	2018	2017	2016
	$000	$000	$000
Trade payables	3,641	3,738	1,496
Accruals	2,310	683	369
Convertible loan note liability	310	316	278
Related party payable	140	12	-

	6,401	4,749	2,143